Denali Structured Return Strategy Fund
Schedule of Investments
December 31, 2024 (Unaudited)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES - 24.3%
Partnerships
Consumer Lending
HFSA LLC (b)	70,245	3/12/2024	$7,024,500	$7,263,481	10.0%
Legal Finance
EAJF Leveraged Feeder LP (b)	42,000	5/1/2024	4,200,000	4,503,265	6.2
Virage Opportunities Fund	3,233	11/15/2024	323,290	323,290	0.4
Real Estate Debt
Oak Institutional Credit Solutions (b)	18,750	4/23/2024	1,875,000	1,921,721	2.6
Specialty Finance
Delgatto Diamond Finance Fund LP	6,000	7/2/2024	600,000	629,783	0.9
Revere Specialty Finance Fund LP (b)	24,500	5/1/2024	2,450,000	2,567,490	3.5
Total Investment in Partnerships			16,472,790	17,209,030	23.6

Non-Listed BDCs
Direct Lending BDCs
Monroe Income Plus Corportation	5,000	3/8/2024	500,000	515,456	0.7
Total Investment in Non-Listed BDCs			500,000	515,456	0.7

Total Investment in Private Investment Vehicles				17,724,486	24.3

INVESTMENTS IN CREDIT FACILITIES - 44.3%
Senior Debt
Legal Finance
Virage Opportunities Fund Credit Facility		12/20/2024	750,000	754,488	1.0
Total Investment in Senior Debt			750,000	754,488	1.0

Senior Secured Debt
Direct Lending
Chicago Atlantic Admin, LLC		7/3/2024	2,850,000	2,936,079	4.0
Diversified Alternative Credit
IVY Battery, LLC
4/18/2025 12.25% (a)		4/23/2024	5,000,000	5,053,355	6.9
Specialty Finance
Coromandel Alpha Participation
1/24/2026 13.34% (SOFR + 13.00%)(a)		8/30/2024	950,000	961,081	1.3
Coromandel LS LLC - Funding Account
3/1/2027 13.34% (SOFR + 8.00%)(a)		4/19/2024	6,750,000	6,824,378	9.4
IVY Auto, LLC
1/8/2026 13.50% (a)		10/25/2024	800,000	808,991	1.1
Trade Receivables Finance
Altriarch SPV 2
12/31/2025 8.00% (a)(f)		4/19/2024	5,250,000	5,369,947	7.4
IVY Cooper, LLC
12/25/2025 14.00% (a)		10/25/2024	750,000	758,716	1
IVY Iron, LLC
1/4/2026 13.50% (a)		11/4/2024	500,000	510,696	0.7
Total Investment in Senior Secured Debt			22,850,000	23,223,243	31.8

Subordinated Debt
Direct Lending
Chicago Atlantic Manager, LLC		5/28/2024	1,400,000	1,444,869	2.0
5/31/2027 12.75% (a)
Trade Receivables Finance
PFF LLC
8/26/2027 12.00% (a)		8/26/2024	750,000	754,633	1
11/27/2027 12.00% (a)		11/25/2024	1,500,000	1,532,607	2.1
12/13/2027 12.00% (a)		12/13/2024	4,524,500	4,632,943	6.4
Total Investment in Subordinated Debt			8,174,500	8,365,052	11.5

Total Investment in Credit Facilities				32,342,783	44.3

INVESTMENTS IN LOAN PARTICIPATION - 5.0%
Preferred Equity
Real Estate Debt
Revere Specialty the Hill
7/30/2026 16.00% (a)(e)		6/27/2024	900,000	938,631	1.3
Total Investment in Preferrred Equity			900,000	938,631	1.3

Secured Debt
Specialty Finance
Delgatto Participation - LuxTech 2
4/25/2025 13.70%		10/25/2024	55,000	55,000	0.1
Delgatto Participation - LuxTech 3
4/25/2025 13.70%		12/11/2024	100,000	100,000	0.1
Delgatto Participation - SAFDICO
4/30/2025 13.70%		10/31/2024	1,300,000	1,300,000	1.8
Delgatto Participation 1
3/9/2025 13.70		9/10/2024	225,000	225,000	0.3
Delgatto Participation 2
3/12/2025 13.70%		9/13/2024	250,000	250,000	0.3
Total Investment in Secured Debt			1,930,000	1,930,000	2.6

Senior Secured Debt
Trade Receivables Finance
CRWD Specialty Finance LLC
11/30/2024 18.00% (a)		5/17/2024	1,000,000	1,007,623	1.4
Total Investment in Senior Secured Debt			1,000,000	1,007,623	1.4

Total Investment in Loan Participation				3,876,254	5

INVESTMENTS IN PUBLIC SECURITIES - 4.4%
Closed-End Funds
Cliffwater Enhanced Lending Fund - Class I	223,916	1/8/2024	1,252,904	1,248,473	1.7
Total Investment in Closed-End Funds			1,252,904	1,248,473	1.7

Open-End Funds
Holbrook Structured Income Fund - Class I	152,749	1/5/2024	1,950,000	1,949,797	2.7
Total Investment in Open-End Funds			1,950,000	1,949,797	2.7

Total Investment in Public Securities				3,198,270	4.4

INVESTMENTS IN MONEY MARKET INSTRUMENTS - 11.7%
First American Treasury Obligations Fund - Class X, 4.45% (c)			8,546,521	8,546,521	11.7
Total Investment in Money Market Instruments			8,546,521	8,546,521	11.7

INVESTMENTS IN PURCHASED OPTIONS - 3.1%	Contracts	Notional
Call Options
S&P 500 Mini Index
Expiration: 3/31/25; Exercise: $5,470.00 (d)	117	$68,662,035	2,256,116	2,255,994	3.1
Total Investment in Purchased Options			2,256,116	2,255,994	3.1

Total Investments - 93.1% (cost $65,997,718)				67,944,308	93.1
Other Assets in Excess of Liabilities - 6.9%				5,009,151	6.9
TOTAL NET ASSETS - 100.0%				$72,953,459	100.0%

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
(a) Value was determined using significant unobservable inputs.
(b) Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(c) The rate shown is the seven-day yield at period end.
(d) Exchange traded. 100 shares per contract.
(e) The investment was made through a participation.
(f) The security receives profit sharing.

Denali Structured Return Strategy Fund
Schedule of Options Written
December 31, 2024 (Unaudited)
	Contracts	Notional	Premiums received	Value	Percent of Net Assets
OPTIONS WRITTEN - (0.8)%
Call Options
S&P 500 Mini Index
Expiration: 3/31/25; Exercise: $5,740.00 (a)	(117)	$(68,662,035)	(585,112)	(585,234)	(0.8)
Total Options Written			(585,112)	(585,234)	(0.8)

Percentages are stated as a percent of net assets.

(a) Exchange traded. 100 shares per contract.

	Fair Value Measurements at Reporting Date Using:
	Quoted Prices In Active markets for Identical Assets (Level 1)	Significant Other Observable Inupts (Level 2)	Significant Unobservable Inputs (Level 3)	Practical Expedient	Total
Assets:
Private Investment Vehicles	$-	$-	$-	$17,724,486	$17,724,486
Credit Facilities	-	-	32,342,783	-	32,342,783
Loan Participation	-	-	3,876,254	-	3,876,254
Closed-End Funds	1,248,473	-	-	-	1,248,473
Open-End Funds	1,949,797	-	-	-	1,949,797
Money Market Instruments	8,546,521	-	-	-	8,546,521
Purchased Options	2,255,994	-	-	-	2,255,994
Total Assets:	$14,000,785	-	$36,219,037	$17,724,486	$67,944,308

Liabilities:
Options Written	$(585,234)	-	-	-	$(585,234)
Total Liabilities:	$(585,234)	-	-	-	$(585,234)

Refer to the Schedule of Investments for classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the fiscal period ended December 31, 2024:

			Credit Facilities	Loan Participation
March 31, 2024			$24,629	$-
Realized gains (losses)			-	-
Change in unrealized gains (losses)			568,154	46,254
Transfers into Level 3			-	-
Transfers out of Level 3			-	-
Purchases			33,150,000	3,830,000
Sales			(1,400,000)	-
December 31, 2024			$32,342,783	$3,876,254
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at December 31, 2024			$568,154	$46,254

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2024:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in Input
Credit Facilities	$32,342,783	Market Approach	Acquisition Cost	N/A	N/A	Increase
Loan Participation	$3,876,254	Market Approach	Acquisition Cost	N/A	N/A	Increase

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of December 31, 2024, the Fund had unfunded loan commitments to credit facilities of $0.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of December 31, 2024:

Investment Name	Vehicle Type	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
HFSA LLC	Private LP	$7,263,481	$-	Monthly, except for September, October, November and December	90 days	N/A	5%
EAJF Leveraged Feeder LP	Private LP	4,503,265	-	Quarterly	60 days	3 Years	25%
Virage Opportunities Fund	Private LP	323,290	-	N/A	N/A	7 years	N/A
Oak Institutional Credit Solutions	Private LP	1,921,721	-	Quarterly	90 days	1 Year	N/A
Delgatto Diamond Finance Fund LP	Private LP	629,783	-	Monthly	90 days	1 year	5%
Revere Specialty Finance Fund LP	Private LP	2,567,490	-	Quarterly	60 days	2 Years	N/A
Total		$17,209,030	$-